Shareholder Report, Holdings (Details)	Aug. 31, 2026
C000219236 [Member] | Senior Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000219236 [Member] | Public Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000219236 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000219236 [Member] | Higher Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000219236 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000219236 [Member] | Multifamily [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000219236 [Member] | General Obligation State Appropriation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000219236 [Member] | Industrial Development Bond Pollution Control Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000219236 [Member] | General Obligation State [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000219236 [Member] | Dedicated Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000219236 [Member] | General Obligation Local [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000070760 [Member] | Senior Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000070760 [Member] | Public Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000070760 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000070760 [Member] | Higher Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000070760 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000070760 [Member] | Multifamily [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000070760 [Member] | General Obligation State Appropriation [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000070760 [Member] | Industrial Development Bond Pollution Control Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000070760 [Member] | General Obligation State [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000070760 [Member] | Dedicated Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000070760 [Member] | General Obligation Local [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000024704 [Member] | Senior Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000024704 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000024704 [Member] | Higher Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000024704 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000024704 [Member] | Toll Road [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000024704 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000024704 [Member] | Other Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000024704 [Member] | Industrial Development Bond Pollution Control Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000024704 [Member] | General Obligation State [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000024704 [Member] | Dedicated Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000024704 [Member] | General Obligation Local [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000219237 [Member] | Senior Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000219237 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000219237 [Member] | Higher Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000219237 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000219237 [Member] | Toll Road [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000219237 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000219237 [Member] | Other Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000219237 [Member] | Industrial Development Bond Pollution Control Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000219237 [Member] | General Obligation State [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000219237 [Member] | Dedicated Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000219237 [Member] | General Obligation Local [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000130166 [Member] | Senior Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000130166 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000130166 [Member] | Toll Road [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000130166 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000130166 [Member] | Other Utility [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000130166 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000130166 [Member] | Primary Secondary Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000130166 [Member] | Industrial Development Bond Pollution Control Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000130166 [Member] | General Obligation State [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000130166 [Member] | Dedicated Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000130166 [Member] | Incremental Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000034363 [Member] | Senior Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000034363 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000034363 [Member] | Toll Road [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000034363 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000034363 [Member] | Other Utility [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000034363 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000034363 [Member] | Primary Secondary Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000034363 [Member] | Industrial Development Bond Pollution Control Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000034363 [Member] | General Obligation State [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000034363 [Member] | Dedicated Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000034363 [Member] | Incremental Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000034361 [Member] | Senior Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000034361 [Member] | Hospital [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000034361 [Member] | Toll Road [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000034361 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000034361 [Member] | Other Utility [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000034361 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000034361 [Member] | Primary Secondary Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000034361 [Member] | Industrial Development Bond Pollution Control Revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000034361 [Member] | General Obligation State [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000034361 [Member] | Dedicated Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000034361 [Member] | Incremental Tax [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%